Summary of Significant Accounting Policies, Accounts Receivable (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Allowance of bad debt	$ 3,000,000.0	$ 857,382	$ 913,715